Other liabilities - Additional Information (Detail) - RUB (₽) ₽ in Thousands		12 Months Ended
	May 08, 2019	Dec. 31, 2019	Sep. 20, 2019
Disclosure of Other Liabilities [Abstract]
Deposit agreement term	5 years
Deposit agreement start date		May 08, 2019
Deposit agreement maturity date		May 08, 2024
Advances received			₽ 169,780
Income from depositary		₽ 22,095
Change in other liabilities		₽ 147,685